Annual Fund Operating Expenses	Jan. 28, 2026
Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%	[1]
Acquired Fund Fees and Expenses	0.26%	[2]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	1.09%
Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[4]
Acquired Fund Fees and Expenses	0.27%	[5]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	1.02%
Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[7]
Acquired Fund Fees and Expenses	0.26%	[8]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	1.08%
Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[10]
Acquired Fund Fees and Expenses	0.25%	[11]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.07%)	[12]
Net Expenses (as a percentage of Assets)	0.86%
Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.25%	[13]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	0.83%
Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.24%	[15]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.07%)	[16]
Net Expenses (as a percentage of Assets)	0.82%
R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%	[17]
Acquired Fund Fees and Expenses	0.26%	[18]
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.20%)	[19]
Net Expenses (as a percentage of Assets)	1.46%
R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[20]
Acquired Fund Fees and Expenses	0.27%	[21]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.07%)	[22]
Net Expenses (as a percentage of Assets)	1.40%
R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%	[23]
Acquired Fund Fees and Expenses	0.26%	[24]
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	1.46%
R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[26]
Acquired Fund Fees and Expenses	0.25%	[27]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	1.25%
R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.25%	[29]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.07%)	[30]
Net Expenses (as a percentage of Assets)	1.23%
R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.24%	[31]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.07%)	[32]
Net Expenses (as a percentage of Assets)	1.22%

[1]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.08% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[3]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[4]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.12% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[6]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[7]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.04% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[9]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[10]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.05% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[12]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[14]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[15]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[16]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[17]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.08% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[18]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[19]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[20]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.12% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[21]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[22]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[23]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.04% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[24]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[25]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[26]	Other Expenses have been restated to reflect the exclusion of non-recurring expenses, in the amount of 0.05% of the Fund’s average daily net assets, that occurred during the fiscal year ended September 30, 2025.
[27]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[28]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[29]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[30]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.
[31]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[32]	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. The Adviser may not terminate this contractual agreement prior to January 31, 2027, and thereafter the agreement shall continue in effect from year-to-year for successive one-year periods provided the agreement may be terminated by the Board of Trustees or the Adviser, without payment of any penalty, upon ninety (90) days’ prior written notice.